T. Rowe Price
--------------------------------------------------------------------------------
                                Semiannual Report
                               Equity Income Fund
--------------------------------------------------------------------------------
                                  June 30, 2000
--------------------------------------------------------------------------------
REPORT HIGHLIGHTS
================================================================================
EQUITY INCOME FUND
------------------
* First-half volatility ended with the major stock market indices down slightly and growth stocks beating value stocks.
* Fund results trailed the S&P 500 and the Lipper average, but the fund held up well during the spring sell-off in technology stocks.
* We made several significant purchases of sound companies whose share prices were cut in half during the period.
* Value stocks remain inexpensive compared with the broad market, and we are optimistic about their potential for appreciation as reality returns to the stock market.

================================================================================
UPDATES AVAILABLE
-----------------
     For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.
================================================================================
FELLOW SHAREHOLDERS
-------------------

     The stock market soared, dove, then rose again during the first six months of the year, creating significant volatility among various sectors and individual stocks. By the time the dust settled at the end of June, most major market indices posted slight losses for the six-month period. In a generally poor environment for equities, the low-P/E and higher-yielding stocks that compose the universe of value stocks your fund inhabits posted small losses for the first half of 2000.

            PERFORMANCE COMPARISON
            ----------------------
            Periods Ended 6/30/00         6 Months       12 Months
            ---------------------         --------       ---------
            Equity Income Fund             -2.77%         -10.30%
            S&P 500                        -0.43           7.24
            Lipper Equity Income
            Funds Average                  -1.92          -6.70

     As shown in the Performance Comparison table, your fund declined by 2.77% during the six months ended June 30, 2000, reflecting a drop of 2.92% in the first quarter and a slim gain of 0.16% in the second. Despite the weak results, we were pleased to see the fund hold up reasonably well during the sharp sell-off in technology and so-called New Economy stocks in the spring. Since 1998, your fund has struggled in an environment that has favored growth stocks, many with little or no earnings, over value stocks. However, momentum may have begun to shift back toward quality companies with a history of earnings growth and relatively high dividend yields, and we regard this development -- if it continues -- as a welcome return to reality in the equities market.

     The year began with a continuation  of the pattern that  characterized  the stock market through most of last year. In the first quarter, the technology-heavy Nasdaq Composite led the way as the more aggressive market sectors provided the strongest performance. In April and May, those stocks experienced a sudden and sharp decline, and traditional value stocks provided better relative performance. In June the market underwent another reversal in sentiment, with growth stocks re bounding from their spring decline. By the end of the second quarter the S&P 500, the Dow Jones Industrial Average, and the Nasdaq Composite had all posted losses. Within these indices, growth stocks generally fared better than value stocks, and smaller and mid-cap shares outperformed the largest-cap stocks.

DIVIDEND DISTRIBUTIONS
----------------------
     On June 27, 2000, your Board of Trustees declared a second-quarter income dividend of $0.13 per share, bringing the year-to-date total to $0.25. This distribution was paid on June 29 to shareholders of record on June 27. Earlier this year we declared a capital gain distri-bution of $0.71 per share, of which $0.12 represented short-term and $0.59 represented long-term capital gains. This distribution was paid in the first quarter, and no capital gain distribution was declared in the second quarter.

PORTFOLIO STRATEGY
------------------
     During the first half, the portfolio benefited from several successful investments and suffered from some that did not work out as well. Our holdings in the health care, utility, and energy sectors were generally good performers, while telecommunications and basic materials stocks declined overall. Among our profitable positions were AMERICAN HOME PRODUCTS, BAKER HUGHES, PHARMACIA, DISNEY, and STARWOOD HOTELS & RESORTS WORLDWIDE. Disappointing stocks included INTERNATIONAL PAPER, DUPONT, HERCULES, and ALLTEL.


          Security Diversification pie chart showing Business Services and Transportation 4%, Capital Equipment, Process Industries, and Basic Materials 10%, Technology 5%, Consumer Services and Cyclicala 13%, Financial 17%, Energy and Utilities 26%, Consumer Nondurables 20%, and Reserves 5%


     The strategy we followed during the period was to invest in good companies after the sell-off. Equity investors not only have high expectations for future returns, but also little tolerance for any disappointing news affecting their investments. What else could explain the recent collapse of stocks like PROCTER & GAMBLE? It dropped about 50% after announcing slower earnings growth -- not losses, but slower growth in profitability. Many small technology and Internet companies fa red even worse. Imagine what would happen in a more difficult economic environment.

     In this climate we capitalized on the significant price declines in several stocks to make new investments. Our experience suggests that investing in strong companies AFTER they lose half their value is often a rewarding move. This was our reason for new purchases in ROCKWELL INTERNATIONAL, GILLETTE, MICROSOFT, and Procter & Gamble. Rockwell is the classic value stock. Having fallen substantially in price, the stock sold for 10 times earnings and sported a dividend yield of 3% -- an attractive valuation for a leading manufacturing company. The other companies listed in the Major Portfolio Changes table following this letter share the common characteristics of recent price weakness, strong market position, and attractive valuations. Microsoft is a slightly unusual holding for us given our general reluctance to invest in technology stocks for valuation reasons. Nonetheless, after its highly publicized antitrust problems and stock price nosedive, we thought it was an opportune time to initiate a small position.

     Most of the portfolio sales listed in the table were of successful investments whose valuations reached unattractive levels as their share prices rose, which diminished their appeal for us. Two holdings, US WEST and CONSOLIDATED PAPER, were takeover targets.

     As shown in the Financial Profile table on the next page, the fund's holdings sell at a substantial discount to the overall market. Our historical approach has been to invest in companies selling at relatively low price/earnings ratios with attractive dividend yields and other compelling valuation characteristics. Compared with the broad market, at the end of June we had a portfolio of undervalued companies with good prospects over the next few years.

   *************************************************************************

          ADVISOR SHARE CLASS CREATED
          ---------------------------
          T. Rowe Price has introduced a new class of shares for certain funds, including this one. The new Advisor Class shares will be sold exclusively by financial intermediaries, such as brokers and financial advisers, and will enhance our ability to reach a new group of investors through this expanding channel. Since the new share class has a modest 12b-1 fee (a distribution fee paid to the sales intermediary), its performance will likely vary somewhat from your fund shares even though both invest in the same portfolio.

          We want to emphasize that the new class will have no impact whatsoever on your investment in the fund or on the returns provided to you by the fund. The daily net asset value and expenses for the existing shares and the Advisor Class shares are calculated separately. In due course, you will see the Advisor Class share prices listed in newspapers and other print and electronic media. Certain expenses associated with the Advisor Class shares will be itemized in financial statements in your fund's shareholder reports.

   *************************************************************************

OUTLOOK
-------

                FINANCIAL PROFILE
                -----------------
                                         Equity Income
                As of 6/30/00                     Fund       S&P 500
                -------------            -------------       -------
                Current Yield                   2.9%           1.1%
                Price/Book Ratio                3.2            8.9
                Price/Earnings Ratio
                (2000 estimated EPS)           14.5           30.0
                Historical Beta
                (based on monthly
                returns for 5 years)           0.68           1.00


     After the shakeout of the past six months, the market ended up treading water as investors digested a series of tightening moves by the Fed aimed at slowing the pace of economic growth. In earlier reports we discussed the delinkage between stock prices and the earnings and dividend growth that normally support them, since share prices have risen at a faster pace in recent years. This gap began to close modestly during the first half of the year, with earnings and dividend growth moving ahead while stocks declined in value. Despite the improved performance of value stocks discussed earlier, they remain very inexpensive relative to their growth stock siblings. If history is any guide, true value tends to reassert itself over time. The fund holds investments in many companies with inexpensive valuations, thanks to the contrary investor sentiment of recent years. We believe our portfolio comprises stocks that offer a good combination of solid return potential and relatively low downside risk. As always, we appreciate your confidence in T. Rowe Price and your continued support.

Respectfully submitted,

/s/

Brian C. Rogers
President and Chairman of the Investment Advisory Committee
July 21, 2000
================================================================================

T. Rowe Price Equity Income Fund
--------------------------------
PORTFOLIO HIGHLIGHTS
--------------------
TWENTY-FIVE LARGEST HOLDINGS
----------------------------
                                                           Percent of
                                                           Net Assets
                                                              6/30/00
-----------------------------------------------------------------------
  BP Amoco                                                        2.9%
-----------------------------------------------------------------------
  Exxon Mobil                                                     2.6
-----------------------------------------------------------------------
  Mellon Financial                                                2.4
-----------------------------------------------------------------------
  SBCCommunications                                               2.1
-----------------------------------------------------------------------
  American Home Products                                          1.9
-----------------------------------------------------------------------
  General Mills                                                   1.9
-----------------------------------------------------------------------
  Pharmacia                                                       1.6
-----------------------------------------------------------------------
  Chevron                                                         1.6
-----------------------------------------------------------------------
  FleetBoston Financial                                           1.5
-----------------------------------------------------------------------
  Royal Dutch Petroleum                                           1.4
-----------------------------------------------------------------------
  Texaco                                                          1.4
-----------------------------------------------------------------------
  ALLTEL                                                          1.4
-----------------------------------------------------------------------
  Hershey Foods                                                   1.4
-----------------------------------------------------------------------
  Heinz                                                           1.3
-----------------------------------------------------------------------
  Kimberly-Clark                                                  1.3
-----------------------------------------------------------------------
  Lockheed Martin                                                 1.3
-----------------------------------------------------------------------

  Citigroup                                                       1.3
-----------------------------------------------------------------------
  GTE                                                             1.3
-----------------------------------------------------------------------
  3M                                                              1.3
-----------------------------------------------------------------------
  Starwood Hotels & Resorts Worldwide                             1.2
-----------------------------------------------------------------------
  Bell Atlantic                                                   1.2
-----------------------------------------------------------------------
  Eastman Kodak                                                   1.2
-----------------------------------------------------------------------
  Fannie Mae                                                      1.2
-----------------------------------------------------------------------
  Disney                                                          1.2
-----------------------------------------------------------------------
  International Paper                                             1.2
-----------------------------------------------------------------------
  Total                                                          39.1%

  Note: Table excludes reserves.
================================================================================
T. Rowe Price Equity Income Fund
--------------------------------
PORTFOLIO HIGHLIGHTS
--------------------
MAJOR PORTFOLIO CHANGES
-----------------------
Listed in descending order of size
6 Months Ended 6/30/00

TEN LARGEST PURCHASES
---------------------
Rockwell International *
Microsoft *
Procter & Gamble *
Eaton *
Gillette *
Unisys *
Motorola *
BMCSoftware *
AT&T
Toys "R" Us

TEN LARGEST SALES
-----------------
BCE **
Exxon Mobil
USWest
Hewlett-Packard **
BPAmoco
Baker Hughes
American Home Products
Consolidated Papers
Quaker Oats **
Anheuser-Busch

   *  Position added
  **  Position eliminated

================================================================================
T. Rowe Price Equity Income Fund
--------------------------------
PERFORMANCE COMPARISON
----------------------
     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

          S&P 500 Stock         Lipper Equity Income        Equity Income
              Index                Funds Average                Fund
          -------------         --------------------        -------------
6/90          10000                    10000                    10000
6/91          10739                    10589                    10980
6/92          12180                    12175                    12677
6/93          13840                    14047                    14504
6/94          14034                    14458                    15308
6/95          17694                    16970                    18630
6/96          22294                    20673                    23271
6/97          30030                    26233                    29723
6/98          39088                    31915                    35487
6/99          47983                    35130                    41048
6/00          51459                    32356                    36820

AVERAGE ANNUAL COMPOUND TOTAL RETURN
------------------------------------
     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 6/30/00                  1 Year    3 Years    5 Years    10 Years
---------------------                  ------    -------    -------    --------
Equity Income Fund                    -10.30%     7.40%      14.60%      13.92%

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

================================================================================
T. Rowe Price Equity Income Fund
--------------------------------
Unaudited                        For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
--------------------
EQUITY INCOME SHARES
                       6 Months     Year
                          Ended    Ended
                        6/30/00  12/31/99 12/31/98 12/31/97  12/31/96  12/31/95
                        -------  -------- -------- --------  --------  --------
NET ASSET VALUE
Beginning of period    $ 24.81   $ 26.32  $ 26.07  $ 22.54   $ 20.01   $ 15.98
-------------------------------------------------------------------------------
Investment activities
  Net investment
  income (loss)           0.26      0.54     0.61     0.66      0.64      0.66
  Net realized and
  unrealized gain (loss  (0.96)     0.45     1.74     5.67      3.38      4.56
-------------------------------------------------------------------------------
  Total from
  investment activities  (0.70)     0.99     2.35     6.33      4.02      5.22
-------------------------------------------------------------------------------
Distributions
  Net investment income  (0.25)    (0.53)   (0.61)   (0.66)    (0.65)    (0.65)
  Net realized gain      (0.71)    (1.97)   (1.49)   (2.14)    (0.84)    (0.54)
-------------------------------------------------------------------------------
  Total distributions    (0.96)    (2.50)   (2.10)   (2.80)    (1.49)    (1.19)
-------------------------------------------------------------------------------

NET ASSET VALUE
End of period          $ 23.15   $ 24.81  $ 26.32  $ 26.07   $ 22.54   $ 20.01

RATIOS/SUPPLEMENTAL DATA
-----------------------
Total return **         (2.77)%    3.82%    9.23%   28.82%    20.40%    33.35%
-------------------------------------------------------------------------------
Ratio of total expenses
to average net assets    0.79%+    0.77%    0.77%    0.79%     0.81%     0.85%
-------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets               2.11%+    1.95%    2.26%    2.67%     3.08%     3.69%
-------------------------------------------------------------------------------
Portfolio turnover rate 17.1%+    21.8%    22.6%    23.9%     25.0%     21.4%
-------------------------------------------------------------------------------
Net assets, end of
period (in millions)   $  9,803  $ 12,321 $ 13,495 $ 12,771  $  7,818  $ 5,215
-------------------------------------------------------------------------------

** Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+  Annualized

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Equity Income Fund
--------------------------------
Unaudited                       For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
--------------------
EQUITY INCOME ADVISOR CLASS SHARES
----------------------------------
                                                                     3/31/00
                                                                     Through
                                                                     6/30/00
NET ASSET VALUE
Beginning of period                                              $    23.24
------------------------------------------------------------------------------
Investment activities
  Net investment income (loss)                                         0.13
  Net realized and
  unrealized gain (loss)                                              (0.08)
------------------------------------------------------------------------------
  Total from
  investment activities                                                0.05
------------------------------------------------------------------------------
Distributions
  Net investment income                                               (0.13)
------------------------------------------------------------------------------
NET ASSET VALUE
End of period                                                    $    23.16

Ratios/Supplemental Data
Total return **                                                        0.20%
-----------------------------------------------------------------------------
Ratio of total expenses to
average net assets                                                     0.69%+
-----------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                                                             2.28%+
-----------------------------------------------------------------------------
Portfolio turnover rate                                               17.1%+
-----------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                   $       13
-----------------------------------------------------------------------------

** Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+    Annualized

The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price Equity Income Fund
--------------------------------
Unaudited                                                       June 30, 2000

PORTFOLIO OF INVESTMENTS                                  In thousands
------------------------                             Shares          Value
                                                     ------          -----
COMMON STOCKS  95.3%
FINANCIAL  16.6%
Bank and Trust  9.0%
Bank of America                                   1,300,000   $      55,900
----------------------------------------------------------------------------
Bank One                                          3,650,000          96,953
----------------------------------------------------------------------------
Firstar                                           2,000,000          42,125
----------------------------------------------------------------------------
FleetBoston Financial                             4,276,600         145,405
----------------------------------------------------------------------------
J. P. Morgan                                      1,000,000         110,125
----------------------------------------------------------------------------
KeyCorp                                             936,800          16,511
----------------------------------------------------------------------------
Mellon Financial                                  6,401,600         233,258
----------------------------------------------------------------------------
Mercantile Bankshares                             2,175,900          64,937
----------------------------------------------------------------------------
National City                                     2,100,000          35,831
----------------------------------------------------------------------------
Wells Fargo                                       2,250,000          87,188
----------------------------------------------------------------------------
                                                                    888,233
Insurance  5.1%
American General                                  1,828,600         111,545
----------------------------------------------------------------------------
Chubb                                             1,500,000          92,250
----------------------------------------------------------------------------
Lincoln National                                  1,600,000          57,800
----------------------------------------------------------------------------
SAFECO                                            2,750,000          54,742
----------------------------------------------------------------------------
St. Paul                                          2,869,450          97,920
----------------------------------------------------------------------------
UNUMProvident                                     4,200,000          84,262
----------------------------------------------------------------------------
                                                                    498,519

Financial Services  2.5%
Citigroup                                         2,100,000         126,525
----------------------------------------------------------------------------
Fannie Mae                                        2,250,000         117,422
----------------------------------------------------------------------------
                                                                    243,947


Total Financial                                                   1,630,699

UTILITIES  12.8%
Telephone  7.6%
ALLTEL                                            2,200,000         136,263
----------------------------------------------------------------------------
AT&T                                              1,950,000          61,669
----------------------------------------------------------------------------
Bell Atlantic                                     2,400,000         121,950
----------------------------------------------------------------------------
BellSouth                                         1,600,000          68,200
----------------------------------------------------------------------------
GTE                                               2,000,000         124,500
----------------------------------------------------------------------------
SBC Communications                                4,682,617         202,523
----------------------------------------------------------------------------
Vodafone AirTouch ADR                               750,000   $      31,078
----------------------------------------------------------------------------
                                                                    746,183

Electric Utilities  5.2%
Duke Energy                                       1,850,000         104,294
----------------------------------------------------------------------------
Entergy                                           1,500,000          40,781
----------------------------------------------------------------------------
FirstEnergy                                       2,959,965          69,189
----------------------------------------------------------------------------
Niagara Mohawk *                                  2,370,000          33,032
----------------------------------------------------------------------------
Reliant Energy                                    2,000,000          59,125
----------------------------------------------------------------------------
Scottish Power ADR                                1,198,000          40,058
----------------------------------------------------------------------------
Southern                                          3,500,000          81,594
----------------------------------------------------------------------------
Unicom                                            2,200,000          85,112
----------------------------------------------------------------------------
                                                                    513,185

Total Utilities                                                   1,259,368

CONSUMER NONDURABLES  20.1%
Cosmetics  1.6%
Gillette                                          1,600,000          55,900
----------------------------------------------------------------------------
International Flavors & Fragrances                3,300,000          99,619
----------------------------------------------------------------------------
                                                                    155,519

----------------------------------------------------------------------------
Beverages  1.3%
Anheuser-Busch                                      711,700          53,155
----------------------------------------------------------------------------
Brown-Forman (Class B)                            1,500,000          80,625
----------------------------------------------------------------------------
                                                                    133,780

----------------------------------------------------------------------------
Food Processing  7.1%
Campbell                                          2,406,000          70,075
----------------------------------------------------------------------------
General Mills                                     4,750,000         181,687
----------------------------------------------------------------------------
Heinz                                             3,000,000         131,250
----------------------------------------------------------------------------
Hershey Foods                                     2,750,000         133,375
----------------------------------------------------------------------------
Kellogg                                           1,400,000          41,650
----------------------------------------------------------------------------
McCormick                                         2,759,500          89,684
----------------------------------------------------------------------------
Unilever (EUR)                                    1,000,000          45,873
----------------------------------------------------------------------------
                                                                    693,594

Hospital Supplies/Hospital Management  1.5%
Abbott Laboratories                               2,250,000         100,266
----------------------------------------------------------------------------
Becton, Dickinson                                 1,750,000          50,203
----------------------------------------------------------------------------
                                                                    150,469
----------------------------------------------------------------------------

Pharmaceuticals  4.1%
American Home Products                            3,132,900   $     184,058
----------------------------------------------------------------------------
Merck                                               800,000          61,300
----------------------------------------------------------------------------
Pharmacia                                         2,998,500         154,985
----------------------------------------------------------------------------
                                                                    400,343
----------------------------------------------------------------------------
Miscellaneous Consumer Products  4.5%
Armstrong Holdings                                1,800,000          27,563
----------------------------------------------------------------------------
Fortune Brands                                    2,500,000          57,656
----------------------------------------------------------------------------
Hasbro                                            2,979,200          44,874
----------------------------------------------------------------------------
Philip Morris                                     3,200,000          85,000
----------------------------------------------------------------------------
PPG Industries                                      984,600          43,630
----------------------------------------------------------------------------
Procter & Gamble                                  1,000,000          57,250
----------------------------------------------------------------------------
Stanley Works                                     2,750,000          65,312
----------------------------------------------------------------------------
UST                                               4,000,000          58,750
----------------------------------------------------------------------------
                                                                    440,035
----------------------------------------------------------------------------
Total Consumer Nondurables                                        1,973,740

CONSUMER SERVICES  7.3%
General Merchandisers  0.8%
J.C. Penney                                       1,700,000          31,344
----------------------------------------------------------------------------
May Department Stores                             2,000,000          48,000
----------------------------------------------------------------------------
                                                                     79,344
----------------------------------------------------------------------------
Specialty Merchandisers  1.4%
Toys "R" Us *                                     7,500,000         109,219
----------------------------------------------------------------------------
Tupperware                                        1,100,000          24,200
----------------------------------------------------------------------------
                                                                    133,419
----------------------------------------------------------------------------

Entertainment and Leisure  2.3%
Disney                                            3,000,000         116,438
----------------------------------------------------------------------------
Hilton                                            5,750,000          53,906
----------------------------------------------------------------------------
Reader's Digest (Class A)                         1,500,000          59,625
----------------------------------------------------------------------------
                                                                    229,969
----------------------------------------------------------------------------
Media and Communications  2.8%
Dow Jones                                           750,000          54,938
----------------------------------------------------------------------------
Dun & Bradstreet                                  2,300,000          65,837
----------------------------------------------------------------------------
Knight-Ridder                                     1,800,000          95,737
----------------------------------------------------------------------------
R.R. Donnelley *                                  2,400,000          54,150
----------------------------------------------------------------------------
                                                                    270,662
----------------------------------------------------------------------------
Total Consumer Services                                             713,394


CONSUMER CYCLICALS  5.2%
Automobiles and Related  1.3%
Dana                                                900,000   $      19,069
----------------------------------------------------------------------------
Eaton                                               800,000          53,600
----------------------------------------------------------------------------
Genuine Parts                                     3,000,000          60,000
----------------------------------------------------------------------------
                                                                    132,669
----------------------------------------------------------------------------
Building and Real Estate  2.7%
Rouse                                             2,500,000          61,875
----------------------------------------------------------------------------
Simon Property Group, REIT                        3,489,532          77,424
----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, REIT         3,755,200         122,278
----------------------------------------------------------------------------
                                                                    261,577
----------------------------------------------------------------------------
Miscellaneous Consumer Durables  1.2%
Eastman Kodak                                     2,000,000         119,000
----------------------------------------------------------------------------
                                                                    119,000
----------------------------------------------------------------------------
Total Consumer Cyclicals                                            513,246

TECHNOLOGY  4.9%
Information Processing  0.9%
COMPAQ Computer                                   2,000,000          51,125
----------------------------------------------------------------------------
Unisys *                                          2,500,000          36,406
----------------------------------------------------------------------------
                                                                     87,531
----------------------------------------------------------------------------
Office Automation  0.8%
Xerox                                             3,750,000          77,813
----------------------------------------------------------------------------
                                                                     77,813
----------------------------------------------------------------------------
Electronic Components  0.4%
Motorola                                          1,500,000          43,594
----------------------------------------------------------------------------
                                                                     43,594
----------------------------------------------------------------------------
Telecommunications Equipment  0.3%
USWest                                              300,000          25,725
----------------------------------------------------------------------------
                                                                     25,725
----------------------------------------------------------------------------
Aerospace and Defense  2.5%
Boeing                                            1,000,000          41,812
----------------------------------------------------------------------------
Lockheed Martin                                   5,250,000         130,266
----------------------------------------------------------------------------
Rockwell International                            2,300,000          72,450
----------------------------------------------------------------------------
                                                                    244,528
----------------------------------------------------------------------------
Total Technology                                                    479,191

CAPITAL EQUIPMENT  0.9%
Electrical Equipment  0.7%
Hubbell (Class B)                                 2,601,000   $      66,325
----------------------------------------------------------------------------
                                                                     66,325

----------------------------------------------------------------------------
Machinery  0.2%
Cooper Industries                                   750,000          24,422
----------------------------------------------------------------------------
                                                                     24,422
----------------------------------------------------------------------------
Total Capital Equipment                                              90,747

BUSINESS SERVICES AND TRANSPORTATION  4.5%

Miscellaneous Business Services  1.4%
H&R Block                                         1,500,000          48,563
----------------------------------------------------------------------------
Waste Management                                  4,750,000          90,250
----------------------------------------------------------------------------
                                                                    138,813

----------------------------------------------------------------------------
Railroads  1.9%
Norfolk Southern                                  5,100,000          75,862
----------------------------------------------------------------------------
Union Pacific                                     2,800,000         104,125
----------------------------------------------------------------------------
                                                                    179,987
----------------------------------------------------------------------------
Computer Service and Software  1.2%
BMC Software *                                    1,100,000          40,115
----------------------------------------------------------------------------
Microsoft *                                       1,000,000          79,969
----------------------------------------------------------------------------
                                                                    120,084
----------------------------------------------------------------------------
Total Business Services and Transportation                          438,884

ENERGY  13.5%
Energy Services  0.8%
Baker Hughes                                      2,400,000          76,800
----------------------------------------------------------------------------
                                                                     76,800
----------------------------------------------------------------------------
Exploration and Production  1.2%
Unocal                                            3,400,000         112,625
----------------------------------------------------------------------------
                                                                    112,625
----------------------------------------------------------------------------
Integrated Petroleum - Domestic  1.5%
Amerada Hess                                      1,500,000          92,625
----------------------------------------------------------------------------
USX-Marathon                                      2,300,000          57,644
----------------------------------------------------------------------------
                                                                    150,269
----------------------------------------------------------------------------

Integrated Petroleum - International  10.0%
BP Amoco ADR                                      5,071,026   $     286,830
----------------------------------------------------------------------------
Chevron                                           1,800,000         152,662
----------------------------------------------------------------------------
Exxon Mobil                                       3,292,277         258,444
----------------------------------------------------------------------------
Royal Dutch Petroleum                             2,300,000         141,594
----------------------------------------------------------------------------
Texaco                                            2,600,000         138,450
----------------------------------------------------------------------------
                                                                    977,980
----------------------------------------------------------------------------
Total Energy                                                      1,317,674


PROCESS INDUSTRIES  8.7%
Diversified Chemicals  2.0%
Dow Chemical                                      1,500,000          45,281
----------------------------------------------------------------------------
DuPont                                            2,300,000         100,625
----------------------------------------------------------------------------
Hercules                                          3,500,000          49,219
----------------------------------------------------------------------------
                                                                    195,125
----------------------------------------------------------------------------
Specialty Chemicals  3.1%
3M                                                1,500,000         123,750
----------------------------------------------------------------------------
Great Lakes Chemical                              2,200,000          69,300
----------------------------------------------------------------------------
Imperial Chemical ADR                             1,000,000          30,812
----------------------------------------------------------------------------
Pall                                              4,300,000          79,550
----------------------------------------------------------------------------
                                                                    303,412
----------------------------------------------------------------------------
Paper and Paper Products  3.6%
Consolidated Papers                                 111,900           4,092
----------------------------------------------------------------------------
Fort James                                        4,400,000         101,750
----------------------------------------------------------------------------
International Paper                               3,850,000         114,778
----------------------------------------------------------------------------
Kimberly-Clark                                    2,284,100         131,050
----------------------------------------------------------------------------
                                                                    351,670
----------------------------------------------------------------------------
Total Process Industries                                            850,207
----------------------------------------------------------------------------

BASIC MATERIALS  0.8%
Metals  0.8%
Newmont Mining                                    1,800,000          38,925
----------------------------------------------------------------------------
Phelps Dodge                                      1,000,000          37,188
----------------------------------------------------------------------------
                                                                     76,113
----------------------------------------------------------------------------
Total Basic Materials                                                76,113
----------------------------------------------------------------------------
Total Common Stocks (Cost  $8,239,414)                            9,343,263

SHORT-TERM INVESTMENTS  4.5%
Money Market Funds  4.5%
Reserve Investment Fund, 6.68% #+               443,788,776   $     443,789
----------------------------------------------------------------------------
Total Short-Term Investments (Cost  $443,789)                       443,789

Total Investments in Securities
99.8% of Net Assets (Cost $8,683,203)                         $   9,787,052

Other Assets Less Liabilities                                        16,122

NET ASSETS                                                    $   9,803,174

     #  Seven-day yield
     +  Affiliated company
     *  Non-income producing
   ADR  American Depository Receipt
  REIT  Real Estate Investment Trust
   EUR  Euro

The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price Equity Income Fund
--------------------------------
Unaudited                                                        June 30, 2000

STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------
In thousands

  ASSETS
  Investments in securities, at value
    Affiliated companies (cost $443,789)                  $     443,789
    Other companies (cost $8,239,414)                         9,343,263
-----------------------------------------------------------------------
    Total investments in securities                           9,787,052
  Other assets                                                  146,654
-----------------------------------------------------------------------
  Total assets                                                9,933,706
-----------------------------------------------------------------------
  Liabilities
  Total liabilities                                             130,532
                                                                =======
  NET ASSETS                                              $   9,803,174

  Net Assets Consist of:
  Accumulated net investment income -
     net of distributions                                 $       4,574
  Accumulated net realized gain/loss -
     net of distributions                                       711,994
  Net unrealized gain (loss)                                  1,103,922
  Paid-in-capital applicable to 423,420,103
     shares of no par value capital stock
     outstanding; unlimited shares authorized                 7,982,684

  NET ASSETS                                              $   9,803,174

  Equity Income shares
  ($9,803,160,354/423,419,531 shares outstanding)         $       23.15

  Equity Income Advisor Class shares
  ($13,247/572 shares outstanding)                        $       23.16

The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price Equity Income Fund
--------------------------------                              Unaudited
In thousands

STATEMENT OF OPERATIONS
-----------------------
                                                               6 Months
                                                                  Ended
                                                                6/30/00
  INVESTMENT INCOME (LOSS)
  Income
    Dividend                                              $     138,753
    Interest (including $11,980 from
     affiliated companies)                                       12,015
-----------------------------------------------------------------------
    Total income                                                150,768
                                                                =======
  EXPENSES
    Investment management                                        29,579
    Shareholder servicing
      Equity Income shares                                       10,960
      Equity Income Advisor Class shares                              -
    Prospectus and shareholder reports
      Equity Income shares                                          261
      Equity Income Advisor Class shares                              -
    Custody and accounting                                          209
    Registration                                                     24
    Legal and audit                                                  17
    Trustees                                                         13
    Miscellaneous                                                    40
------------------------------------------------------------------------
    Total expenses                                               41,103
    Expenses paid indirectly                                        (18)
------------------------------------------------------------------------
    Net expenses                                                 41,085
------------------------------------------------------------------------
  Net investment income (loss)                                  109,683
------------------------------------------------------------------------

  REALIZED AND UNREALIZED GAIN (LOSS)

  Net realized gain (loss)
    Securities                                                  709,588
    Foreign currency transactions                                   (75)
------------------------------------------------------------------------
    Net realized gain (loss)                                    709,513
------------------------------------------------------------------------
  Change in net unrealized gain or loss
    Securities                                               (1,209,381)
    Other assets and liabilities
    denominated in foreign currencies                                65
------------------------------------------------------------------------
    Change in net unrealized gain or loss                    (1,209,316)
------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                      (499,803)
------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                  $    (390,120)

The accompanying notes are an integral part of these financial statements.
================================================================================
T. Rowe Price Equity Income Fund
--------------------------------                                   Unaudited
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------
In thousands
                                                       6 Months         Year
                                                          Ended        Ended
                                                        6/30/00      12/31/99
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                      $   109,683   $   258,429
  Net realized gain (loss)                              709,513     1,122,124
  Change in net unrealized gain or loss              (1,209,316)     (885,673)
------------------------------------------------------------------------------
  Increase (decrease) in net assets from operations    (390,120)      494,880
------------------------------------------------------------------------------
Distributions to shareholders
  Net investment income
    Equity Income shares                               (106,870)     (254,140)
  Net realized gain
    Equity Income shares                               (305,891)     (931,329)
------------------------------------------------------------------------------
  Decrease in net assets from distributions            (412,761)   (1,185,469)
------------------------------------------------------------------------------

Capital share transactions *
  Shares sold
    Equity Income shares                                775,646     2,127,388
    Equity Income Advisor Class shares                       13             -
------------------------------------------------------------------------------
  Increase in net assets from shares sold               775,659     2,127,388
  Distributions reinvested
    Equity Income shares                                397,528     1,142,884
  Shares redeemed
    Equity Income shares                             (2,888,345)   (3,753,520)
------------------------------------------------------------------------------
  Increase (decrease) in net assets from
  capital share transactions                         (1,715,158)     (483,248)
------------------------------------------------------------------------------
Net Assets
Increase (decrease) during period                    (2,518,039)   (1,173,837)
Beginning of period                                  12,321,213    13,495,050
------------------------------------------------------------------------------
End of period                                       $ 9,803,174   $12,321,213
                                                    ===========   ===========
*Share information
    Shares sold
      Equity Income shares                               33,172        78,259
      Equity Income Advisor Class shares                      1             -
    Distributions reinvested
      Equity Income shares                               17,324        45,473
    Shares redeemed
      Equity Income shares                             (123,710)     (139,811)
------------------------------------------------------------------------------
    Increase (decrease) in shares outstanding           (73,213)      (16,079)

The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price Equity Income Fund
--------------------------------
Unaudited                                                         June 30, 2000

NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Equity Income Fund (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The fund has two classes of shares -- Equity Income, offered since October 31, 1985, and Equity Income Advisor Class, first offered on March 31, 2000. Equity Income Advisor Class sells its shares only through financial intermediaries, which it compensates for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class. The fund seeks substantial dividend income as well as long-term growth of capital by investing primarily in the common stocks of established companies paying above-average dividends.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Trustees, or by persons delegated by the Board, best to reflect fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Trustees.

     Affiliated Companies As defined by the Investment Company Act of 1940, an affiliated company is one in which the fund owns at least 5% of the outstanding voting securities.

     Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Class Accounting The Equity Income Advisor Class pays distribution and administrative expenses, in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average net assets. Shareholder servicing, prospectus, and shareholder report expenses are charged directly to the class to which they relate. Expens es common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS

     Purchases  and  sales  of  portfolio  securities,   other  than  short-term
securities, aggregated $863,865,000 and $2,747,935,000, respectively, for the six months ended June 30, 2000.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. At June 30, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $8,683,203,000. Net unrealized gain aggregated $1,103,849,000 at period-end, of which $2,240,462,000 related to appreciated investments and $1,136,613,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $4,827,000 was payable at June 30, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.25% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At June 30, 2000, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group. The manager has agreed to bear any expenses through December 31, 2001, which would cause Equity Income Advisor Class's ratio of total expenses to average net assets to exceed 1.00%. Thereafter, through December 31, 2003, Equity Income Advisor Class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its ratio of total expenses to average net assets to exceed 1.00%.

     In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $8,389,000 for the six months ended June 30, 2000, of which $1,579,000 was payable at period-end.

Additionally, the fund is one of several T. Rowe Price-sponsored mutual funds (underlying funds) in which the T. Rowe Price Spectrum Funds (Spectrum) may invest. Spectrum does not invest in the underlying funds for the purpose of exercising management or control. Expenses associated with the operation of Spectrum are borne by each underlying fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by Spectrum, pursuant to special servicing agreements between and among Spectrum, the underlying funds, T. Rowe Price, and, in the case of T. Rowe Price Spectrum International, Rowe Price-Fleming International. Spectrum Growth Fund and Spectrum Income Fund held approximately 5.7% of the outstanding Equity Income shares at June 30, 2000. For the six months then ended, the Equity Income shares were allocated $818,000 of Spectrum expenses, $156,000 of which was payable at period-end.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2000, totaled $11,980,000 and are reflected as interest income in the accompanying Statement of Operations.

================================================================================
T. Rowe Price Shareholder Services
----------------------------------
INVESTMENT SERVICES AND INFORMATION
-----------------------------------
KNOWLEDGEABLE SERVICE REPRESENTATIVES
-------------------------------------
BY PHONE 1-800-225-5132 Available Monday through Friday from
8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

IN PERSON Available in T. Rowe Price Investor Centers.

ACCOUNT SERVICES
----------------
CHECKING Available on most fixed-income funds ($500 minimum).

AUTOMATIC INVESTING From your bank account or paycheck.

AUTOMATIC WITHDRAWAL Scheduled, automatic redemptions.

DISTRIBUTION OPTIONS Reinvest all, some, or none of your distributions.

AUTOMATED 24-HOUR SERVICES Including Tele*AccessRegistration Mark and the
T. Rowe Price Web site on the Internet. Address: www.troweprice.com

BROKERAGE SERVICES*
-------------------
Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates. **

INVESTMENT INFORMATION
----------------------
COMBINED STATEMENT Overview of all your accounts with T. Rowe Price.

SHAREHOLDER REPORTS Fund managers' reviews of their strategies and results.

T. ROWE PRICE REPORT Quarterly investment newsletter discussing markets and financial strategies.

PERFORMANCE UPDATE Quarterly review of all T. Rowe Price fund results.

INSIGHTS Educational reports on investment strategies and financial markets.

INVESTMENT GUIDES Asset Mix Worksheet, College Planning Kit,
Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

     * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

     ** Based on a July 2000 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.
================================================================================

T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------
STOCK FUNDS
-----------
DOMESTIC
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Total
Equity Market Index
Value

INTERNATIONAL/GLOBAL
Emerging Markets Stock
European Stock
Global Stock
International Discovery*
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

BOND FUNDS
----------
DOMESTIC TAXABLE
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

DOMESTIC  TAX-FREE
California Tax-Free Bond
Florida Intermediate  Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free  Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate  Bond
Tax-Free Short-Intermediate
Virginia Short-Term Tax-Free Bond
Virginia Tax-Free Bond

INTERNATIONAL/GLOBAL
Emerging Markets Bond
Global Bond
International Bond

MONEY MARKET FUNDS
------------------
TAXABLE
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

TAX-FREE
--------
California Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

BLENDED  ASSET  FUNDS
---------------------
Balanced
Personal Strategy  Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
--------------------------------------
Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced
Portfolio
Prime Reserve Portfolio

     *    Closed to new investors.
     + Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please  call  for  a  prospectus,   which  contains  complete  information,
including fees and expenses. Read it carefully before investing.

     The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

================================================================================

FOR FUND AND ACCOUNT INFORMATION
OR TO CONDUCT TRANSACTIONS,
24 HOURS, 7 DAYS A WEEK
By touch-tone telephone
TELE*ACCESS 1-800-638-2587
By Account Access on the Internet
WWW.TROWEPRICE.COM/ACCESS

FOR ASSISTANCE
WITH YOUR EXISTING
FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132

TO OPEN A BROKERAGE ACCOUNT
OR OBTAIN INFORMATION, CALL:
1-800-638-5660

INTERNET ADDRESS:
www.troweprice.com

PLAN ACCOUNT LINES FOR RETIREMENT
PLAN PARTICIPANTS:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus appropriate
to the fund or funds covered in this
report.

WALK-IN INVESTOR CENTERS:
For directions,  call 1-800-225-5132
or visit our Web site

BALTIMORE  AREA
DOWNTOWN
101 East  Lombard  Street
OWINGS  MILLS
Three Financial  Center
4515  Painters  Mill Road

BOSTON  AREA
386  Washington  Street
Wellesley

COLORADO SPRINGS
4410 ArrowsWest Drive

LOS ANGELES AREA
Warner Center
21800 Oxnard  Street,  Suite 270
Woodland  Hills

TAMPA
4200 West Cypress  Street
10th Floor

WASHINGTON, D.C.
900 17th Street N.W.
Farragut Square

T. Rowe Price Investment Services, Inc., Distributor.         F71-051  6/30/00